Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2022	2023
	$	$

Office equipment	549	495
Laboratory equipment	1,499	1,585
Motor vehicles	99	97
Leasehold improvements	272	272

	2,419	2,449
Less: accumulated depreciation	(551)	(821)

Property and equipment, net	1,868	1,628